JNL/The Boston Company Equity Income Fund Summary	Jan. 09, 2019
JNL/The Boston Company Equity Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement Dated January 9, 2019
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

This Supplement is dated January 9, 2019.